GOODWILL	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
GOODWILL	GOODWILL

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$2,216	$2,331
Acquisitions through business combinations (1)	4,836	6
Assets reclassified as held for sale	(11)	—
Foreign currency translation	(127)	(121)
Balance at end of year	$6,914	$2,216
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(1)See Note 3 for additional information.
To determine whether goodwill is impaired, the company compares the carrying amount of its cash-generating units to which goodwill has been allocated to their recoverable amounts. The recoverable amounts of the company’s cash-generating units are primarily determined by calculating their value in use. For each cash generating unit, this involves estimating expected future cash flows, determining an appropriate discount rate and aggregating discounted expected cash flows to arrive at value in use. The most significant assumptions used in this determination are revenue growth rates, discount rates and perpetuity growth rates which individually range from 6.8% to 13.3%, 7.8% to 10.8%, and 2.3% to 3.0%, respectively. These assumptions and inputs are forecasted over a period of 5 years except for cases where a longer period can be justified for certain cash-generating units and are based on market information and internal management budgets, reflective of historical experience and macroeconomic expectations. As at December 31, 2022 and 2021, the recoverable amounts of each cash-generating unit exceeded their respective carrying amounts and accordingly no goodwill impairment has been recorded. At the company’s healthcare services operations, no impairments were recorded in the year, however, an increase in the discount rate used of 30 basis points or a decrease in the perpetuity growth rate assumption of 30 basis points from the rate used would result in an impairment.
Goodwill is allocated to the following cash-generating units as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Dealer software and technology services operations	$4,580	$—
Healthcare services operations	1,310	1,397
Other operations	1,024	819
Total	$6,914	$2,216